Goodwill and Intangible Assets, Net - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	$ 2,245	$ 2,102	$ 1,710
Amortization of capitalized software development costs	410	415	130
Additions to capitalized software development costs	370	0	752
Acquired software development costs	$ 247	$ 0	$ 0